Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Information About Common Stock Warrants Outstanding
The following table summarizes information about common stock warrants outstanding at June 30, 2022:

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$800	473	0.68	$880	473	$880

The following table summarizes information about common stock warrants outstanding at December 31, 2021:

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$ 800	473	0.93	$880	473	$880

Warrant [Member]
Summary of Warrant Activity
A summary of warrant activity for the six months ended June 30, 2022 and year ended December 31, 2021 is presented below.

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2021	473	$880	1.93	$0
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—

Outstanding at December 31, 2021	473	$880	0.93	$0
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—

Outstanding at June 30, 2022	473	$880	0.43	$0

A summary of warrant activity for the years ended December 31, 2021 and 2020 is presented below.

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2020	473	$880	2.93	$0
Granted
Forfeited
Exercised

Outstanding at December 31, 2020	473	$880	1.93	$0
Granted
Forfeited
Exercised

Outstanding at December 31, 2021	473	$880	0.93	$0